John Hancock Funds II
Supplement dated January 6, 2010
to the Lifecycle Portfolios Class A Prospectus dated December 31, 2009
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio
The Past Performance page for each Portfolio listed above is replaced in its entirety by the following:
Lifecycle 2030 Portfolio

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 6.68 Worst quarter: Q4 ’08, –23.12 Year-to-date as of 9-30-09: 29.27

2007	2008
8.72	–40.24

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class A before tax	–43.21	–18.31

After tax on distributions	–43.66	–19.11

After tax on distributions, with sale	–27.95	–15.59

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index	–33.49	–13.83	[1]

Calendar year total returns

These do not include sales charges and would have been lower if they did. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 90% of the S&P 500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2025 Portfolio

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 6.11 Worst quarter: Q4 ’08, –22.15 Year-to-date as of 9-30-09: 28.82

2007	2008
8.03	–38.60

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class A before tax	–41.66	–17.56

After tax on distributions	–42.25	–18.43

After tax on distributions, with sale	–26.96	–15.02

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index	–33.49	–13.83	[1]

Calendar year total returns

These do not include sales charges and would have been lower if they did. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 90% of the S&P 500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2020 Portfolio

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 5.45 Worst quarter: Q4 ’08, –20.72 Year-to-date as of 9-30-09: 28.42

2007	2008
7.64	–36.24

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class A before tax	–39.44	–16.36

After tax on distributions	–40.22	–17.35

After tax on distributions, with sale	–25.54	–14.12

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index	–29.83	–11.71	[1]

Calendar year total returns

These do not include sales charges and would have been lower if they did. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% of the S&P 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2015 Portfolio

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 4.13 Worst quarter: Q4 ’08, –19.31 Year-to-date as of 9-30-09: 27.27

2007	2008
6.57	–33.38

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class A before tax	–36.72	–15.15

After tax on distributions	–37.72	–16.32

After tax on distributions, with sale	–23.78	–13.23

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

70% S&P 500 Index/30% Barclays Capital U.S. Aggregate Bond Index	–26.01	–9.56	[1]

Calendar year total returns

These do not include sales charges and would have been lower if they did. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2010 Portfolio

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 2.89 Worst quarter: Q4 ’08, –17.10 Year-to-date as of 9-30-09: 25.43

2007	2008
5.51	–29.82

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class A before tax	–33.32	–13.64

After tax on distributions	–34.49	–14.86

After tax on distributions, with sale	–21.58	–12.03

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index	–22.06	–7.41	[1]

Calendar year total returns

These do not include sales charges and would have been lower if they did. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

John Hancock Funds II
Supplement dated January 6, 2010
to the Lifecycle Portfolios Class R1, R3, R4 and R5 Prospectus dated December 31, 2009
Lifecycle 2030 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2010 Portfolio
The Past Performance page for each Portfolio listed above is replaced in its entirety by the following:
Lifecycle 2030 Portfolio

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 6.49 Worst quarter: Q4 ’08, –23.23 Year-to-date as of 9-30-09: 29.16

2007	2008
8.38	–40.45

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class R1 before tax	–40.45	–16.63

After tax on distributions	–40.83	–17.38

After tax on distributions, with sale	–26.15	–14.19

Class R3 before tax	–40.42	–16.57

Class R4 before tax	–40.16	–16.29

Class R5 before tax	–39.99	–16.06

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index	–33.49	–13.83	[1]

Calendar year total returns

Calendar year total returns are shown only for Class R1 and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 90% of the S&P 500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2025 Portfolio

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 5.93 Worst quarter: Q4 ’08, –22.17 Year-to-date as of 9-30-09: 28.55

2007	2008
7.58	–38.75

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class R1 before tax	–38.75	–15.87

After tax on distributions	–39.27	–16.69

After tax on distributions, with sale	–25.06	–13.61

Class R3 before tax	–38.72	–15.80

Class R4 before tax	–38.55	–15.58

Class R5 before tax	–38.38	–15.35

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index	–33.49	–13.83	[1]

Calendar year total returns

Calendar year total returns are shown only for Class R1 and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 90% of the S&P 500 Index and 10% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2020 Portfolio

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 5.26 Worst quarter: Q4 ’08, –20.84 Year-to-date as of 9-30-09: 28.31

2007	2008
7.39	–36.51

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class R1 before tax	–36.51	–14.64

After tax on distributions	–37.23	–15.58

After tax on distributions, with sale	–23.63	–12.68

Class R3 before tax	–36.48	–14.58

Class R4 before tax	–36.31	–14.36

Class R5 before tax	–36.04	–14.07

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index	–29.83	–11.71	[1]

Calendar year total returns

Calendar year total returns are shown only for Class R1 and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 80% of the S&P 500 Index and 20% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2015 Portfolio

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 4.04 Worst quarter: Q4 ’08, –19.39 Year-to-date as of 9-30-09: 26.97

2007	2008
6.32	–33.55

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class R1 before tax	–33.55	–13.34

After tax on distributions	–34.51	–14.46

After tax on distributions, with sale	–21.71	–11.72

Class R3 before tax	–33.46	–13.28

Class R4 before tax	–33.34	–13.06

Class R5 before tax	–33.07	–12.77

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

70% S&P 500 Index/30% Barclays Capital U.S. Aggregate Bond Index	–26.01	–9.56	[1]

Calendar year total returns

Calendar year total returns are shown only for Class R1 and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.

Lifecycle 2010 Portfolio

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 2.79 Worst quarter: Q4 ’08, –17.26 Year-to-date as of 9-30-09: 25.32

2007	2008
5.26	–30.06

Average annual total returns (%)	1 Year	Inception

as of 12-31-08		10-30-06

Class R1 before tax	–30.06	–11.83

After tax on distributions	–31.20	–13.01

After tax on distributions, with sale	–19.46	–10.52

Class R3 before tax	–29.97	–11.77

Class R4 before tax	–29.76	–11.49

Class R5 before tax	–29.58	–11.26

S&P 500 Index	–37.00	–15.92	[1]

Barclays Capital U.S. Aggregate Bond Index	5.24	5.90	[1]

60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index	–22.06	–7.41	[1]

Calendar year total returns

Calendar year total returns are shown only for Class R1 and would be different for other share classes. Fund returns vary from year to year and may indicate the fund’s level of volatility; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based securities market index is included for comparison purposes and may provide information regarding the fund’s risks. Indexes do not have sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index The combined index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indices.

1	Since Inception returns for the indexes begin on the month end closest to the actual inception date of the fund.